Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus	$ 9,587	$ 7,546	$ 3,349
Accrued payroll and benefits	4,016	2,750	1,524
Accrued taxes	451	439	332
Accrued fabrication costs	2,962	3,110	2,321
Share appreciation rights		0	706
Accrued transaction costs	349	1,004	335
Other accrued expenses	2,717	2,511	1,828
Total accrued expenses	$ 20,082	$ 17,360	$ 10,395